COMMON STOCK	9 Months Ended
Sep. 30, 2016
Equity [Abstract]
Common Stock

NOTE 9 COMMON STOCK

The Company had 200,000,000 shares of common stock authorized at a par value of $0.0001 per share as of September 30, 2016. As of September 30, 2016 there were 8,456 shares of common stock issued and outstanding. The Company has reserved 120,000,000 of authorized but unissued shares of common stock for issuance pursuant to the two convertible notes and associated warrants.
During the nine months ended September 30, 2016, the Company issued 64 shares of common stock pursuant to the cashless exercise of 5,091,815 Series C Warrants.
During the nine months ended September 30, 2016, the Company issued 15 shares of common stock pursuant to the cash exercise of 121,540 Underwriter Unit Purchase Options at an exercise price of $11.00 for total proceeds of $1,335,950. Upon exercise of these options, 121,540 shares of Series E Convertible Preferred Stock were issued and immediately converted into 1 share of common stock and 972,320 Series C Warrants were issued and immediately exercised pursuant to the cashless exercise provision into 15 shares of common stock.
During the nine months ended September 30, 2016, the Company issued 1 share of common stock pursuant to the conversion of 13,967 shares of Series E Convertible preferred stock (see NOTE 8 PREFERRED STOCK).
On February 24, 2016, the Company completed a public offering of 39.2 million Units (the “February 2016 Unit Offering”). Each 840,000 units consisted of one share of common stock and 1,260,000 Series E Warrants. The Company received approximately $5.0 million of net proceeds. Pursuant to the sale of the units, the Company issued 47 shares of common stock and 58,800,000 Series E Warrants. Each 840,000 Series E Warrants were exercisable into one share of common stock at $210,000.00 per share. The Series E Warrants expire six years from the date of grant, were not exercisable for one year and which exercise was subject to a shareholder vote and an increase in the number of authorized shares of common stock the Company can issue.
On April 7, 2016, the Company entered into certain warrant exchange agreements (the “Exchange Agreements”), each by and between the Company and a holder of its outstanding Series E Warrants, pursuant to which the Company and each such holder agreed to exchange outstanding Series E Warrants for shares of common stock of the Company. Pursuant to the Exchange Agreements, the Company issued 28 shares of common stock of the Company in exchange for the surrender by the holders to the Company of 58,800,000 Series E Warrants exercisable to acquire approximately 70 shares of common stock of the Company (representing an exchange ratio of one share of common stock for each 2.584 shares of common stock underlying the surrendered Series E Warrants). The surrendered Series E Warrants were immediately cancelled by the Company and there are not any Series E Warrants issued and outstanding.
On June 1, 2016, the Company completed a public offering of 3,160,000 units (the “June 2016 Unit Offering”). Each 24,000 units consisted of one share of common stock and 24,000 Series G Warrants. The Company received approximately $5.3 million of net proceeds. Pursuant to the sale of the units, the Company issued 132 shares of common stock and 3,160,000 Series G Warrants. Each 24,000 Series G Warrants were initially exercisable into one share of common stock at $45,600.00 per share, subject to adjustments and expire five years from the date of grant.
On July 11, 2016, the Company issued 4 shares of common stock pursuant to the exercise of 85,000 Series G Warrants for cash in the amount of $113,900 or $28,475.00 per share.
During the three months ended, September 30, 2016, certain holders of the 2015 Notes submitted notices to accelerate previously deferred amortization payments under the 2015 Notes and convert the accelerated payments on the 2015 Notes into shares of the Company’s common stock pursuant to Section 3(a)(9) of the United States Securities Act of 1933, as amended (the “Conversions”). In connection with the Conversions, the Company issued 7,065 shares of common stock upon the conversion of $8,003,121 principal amount of 2015 Notes at a weighted average conversion price of $1,132.78 per share (see NOTE 6 CONVERTIBLE NOTES PAYABLE). In addition, the Company issued 1,037 shares of common stock in connection with a pre-installment notice for the conversion of the 2015 Notes for the installment period of October 31, 2016.